ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - $ / shares		12 Months Ended
	Sep. 04, 1994	Mar. 31, 2019	Mar. 31, 2018
Organization And Summary Of Significant Accounting Policies [Line Items]
Units of limited partnership interest, authorized	20,000,000	22,000,000	22,000,000
Beneficial assignee certificate, par value (in dollars per share)	$ 10	$ 10	$ 10
Limited Partners Capital Account Additional Units Registered For Sale	2,000,000
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest		1.00%
BCTC III Assignor Corp [Member]
Organization And Summary Of Significant Accounting Policies [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest		99.00%